Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2017
Marketable Debt Securities [Abstract]
Schedule of marketable securities

	Millions of euros
	2017	2016	2015

Classification:
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	3,056	2,791	3,373
Financial liabilities at amortized cost	214,910	226,078	222,787
	217,966	228,869	226,160
Type:
Bonds and debentures outstanding	176,719	183,278	182,073
Subordinated	21,382	19,873	21,131
Notes and other securities	19,865	25,718	22,956
	217,966	228,869	226,160

Maturity of subordinated liabilities and debentures

	Millions of euros
	Within 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total

Subordinated Liabilities	463	8	6	20,905	21,382
Covered bonds	14,439	21,338	22,638	27,857	86,272
Other bonds and debentures	19,376	33,214	21,446	16,411	90,447
Total bonds and debentures outstanding	33,815	54,552	44,084	44,268	176,719
Total bonds and debentures outstanding and subordinated liabilities	34,278	54,560	44,090	65,173	198,101

Detail, by currency of issue, of bonds and debentures outstanding

				December 31, 2017
				Outstanding
				issue amount
				in foreign	Annual
	Millions of euros			currency	interest
Currency of issue	2017	2016	2015	(Millions)	rate (%)

Euro	83,321	77,231	88,922	83,321	1.51%
U.S. dollar	48,688	48,134	46,463	56,841	2.67%
Pound sterling	13,279	15,098	16,757	11,181	2.69%
Brazilian real	17,309	27,152	19,125	62,592	8.14%
Hong Kong dollar	—	40	74	—	—
Chilean peso	5,876	6,592	3,634	4,180,799	4.54%
Other currencies	8,246	9,030	7,098
Balance at end of year	176,719	183,278	182,073

Changes in Bonds and debentures outstanding

	Millions of euros
	2017	2016	2015

Balance at beginning of year	183,278	182,073	178,710
Net inclusion of entities in the Group	11,426	1,009	5,229
Of which:
Grupo Banco Popular	11,426	—	—
Banif - Banco Santander Totta SA	—	—	1,729
Auto ABS UK Loans PLC	—	—	1,358
Auto ABS DFP Master Compartment France 2013	—	—	550
Auto ABS2 FCT Compartiment 2013-A	—	—	514
PSA Financial Services, Spain, EFC, SA	—	—	401
Auto ABS FCT Compartiment 2012-1	—	—	274
Auto ABS FCT Compartiment 2013-2	—	—	205
PSA Finance Suisse, S.A.	—	—	200
Banca PSA Italia S.P.A.	—	500	—
PSA Bank Deutschland GmbH	—	497	—

Issues	62,260	57,012	66,223
Of which:
Grupo Santander UK	7,625	12,815	16,279
Santander Consumer USA Holdings Inc.	11,242	11,699	11,330
Banco Santander (Brasil) S.A	16,732	7,699	16,910
Santander Consumer Finance, S.A.	2,508	4,567	5,070
Banco Santander - Chile	579	3,363	1,198
Santander Holding USA, Inc.	4,133	2,798	1,921
Banco Santander, S.A. (including issuer entities)	10,712	6,385	5,265
Banco Santander, S.A. (México), S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	118	1,840	1,874
Santander Consumer Bank AG	749	—	—
Santander Consumer Bank A.S.	1,117	1,537	1,328
PSA Financial Services, Spain, EFC, SA	—	726	—
SCF Rahoituspalvelut KIMI VI DAC	635	—	—
Société Financière de Banque – SOFIB (actually PSA Banque France)	1,032	—	—
Auto ABS French Lease Master Compartiment 2016	—	635	—
Santander International Products, Plc.	588	371	402
Emisora Santander España, S.A. Unipersonal	67	158	745
Banco Santander Totta, S.A.	1,999	—	749
Santander Bank, National Association	—	—	910
Redemptions and repurchases	(66,871)	(59,036)	(69,295)
Of which:
Grupo Santander UK	(13,303)	(13,163)	(18,702)
Grupo Banco Popular	(983)	—	—
Santander Bank, National Association	(886)	—	—
Santander Consumer USA Holdings Inc.	(10,264)	(11,166)	(7,556)
Banco Santander (Brasil) S.A.	(23,187)	(7,579)	(14,718)
Banco Santander, S.A. (including issuer entities)	(8,973)	(12,837)	(18,581)
Santander Consumer Finance, S.A.	(1,618)	(4,117)	(2,838)
Santander Holdings USA, Inc.	(759)	(1,786)	(494)
Banco Santander (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(224)	(1,453)	(789)
Banco Santander Totta, S.A.	(998)	(856)	(130)
Santander Consumer Bank AS	(337)	(710)	(163)
Banco Santander - Chile, S.A.	(1,442)	(516)	(2,136)
Exchange differences and other movements	(13,374)	2,219	1,206
Balance at year-end	176,719	183,278	182,073

Information on liabilities secured by financial assets

	Millions of euros
	2017	2016	2015

Asset-backed securities	32,505	38,825	42,201
Of which, mortgage-backed securities	4,034	8,561	14,152
Other mortgage securities	52,497	44,616	48,228
Of which: mortgage-backed bonds	23,907	16,965	19,747
Territorial covered bond	1,270	592	1,567
	86,272	84,033	91,996

Information required by Bank of Spain

Millions of euros	2017	2016	2015

Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding securitized bonds)	91,094	56,871	60,043
Of which:
Loans eligible to cover issues of mortgage-backed securities	59,422	38,426	39,414
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitized mortgage assets	18,802	19,509	21,417